Accounts, other receivables, and customer advance (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	February 28, 2022	August 31, 2021
	$	$

Trade accounts receivable	9,446,028	9,677,725
Other receivables	50,112	53,387
Allowance for doubtful accounts	(1,084,305)	(1,084,305)
	8,411,835	8,646,807

Schedule of allowance for doubtful accounts

A continuity of the Company’s allowance for doubtful accounts is as follows:

	2022	2021
	$	$

Balance, August 31,	(1,084,305)	(874,438)
Provision, bad debt expense	-	(72,636)
Write-offs	-	2,250
Balance, February 28,	(1,084,305)	(944,824)